Schedule III - Real Estate and Accumulated Depreciation (Real Estate Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Company
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Beginning balance		$ 0
Acquisitions		413,145
Ending balance	$ 0	413,145
Predecessor
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Beginning balance	165,699	$ 165,699	$ 161,784	$ 156,410
Acquisitions	0		3,915	5,374
Ending balance	$ 165,699		$ 165,699	$ 161,784